Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 22,000			$ 3,000,000
Cost of revenue	18,000
Gross profit	4,000
Expenses
Research and development	878,000	$ 372,000	$ 2,242,216	2,379,832
Sales and marketing	260,000		252,359
General and administrative	1,292,000	312,000	2,665,154	1,466,951
Total expenses	2,430,000	684,000	5,159,729	3,846,783
Operating income (loss)	(2,426,000)	(684,000)	(5,159,729)	(846,783)
Interest and other income (expense)
Interest income			1,085	1,772
Interest (expense)	(1,000)	(388,000)	(4,130,394)	(2,860,267)
Change in fair value of warrants liabilities	(6,174,000)	246,000	(3,941,335)	(105,320)
Inducement charge for Series C warrants	(3,050,000)
Other income (expense)		(8,000)	(3,948,578)	(1,965)
Net loss	$ (11,651,000)	$ (834,000)	$ (13,237,616)	$ (3,707,243)
Basic and diluted net loss per common share	$ (1.67)	$ (1.56)	$ (10.42)	$ (6.92)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	6,965,483	535,685	1,270,033	535,648